COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 06, 2025	Jan. 03, 2025	Feb. 18, 2025	Aug. 16, 2024	Sep. 30, 2025	Jun. 30, 2025	Aug. 31, 2025	Nov. 29, 2024
Restricted shares of Common Stock						7,744,445
Pursuant to C-Twelve Agreement, description					C-Twelve a royalty equal to three percent (3%) of all future carbon removal credits generated through the use of Verde-C12 IPs, and to provide a loan to C-Twelve in an amount not less than USD $2,000,000 (the “C-Twelve Loan”), with interest accruing at the lowest applicable federal rate, within 30 days	the Company will also allocate to C-Twelve a royalty equal to three percent (3%) of all future carbon removal credits generated through the use of Verde-C12 IPs, provide a loan to C-Twelve in an amount not less than USD $2,000,000 (the Loan), with interest accruing at the lowest applicable federal rate and pay the Loan to C-Twelve within 30 days
Commitment to pay C-Twelve Agreement, description						the remaining 50% of the sign-on fee or $150,000 on or before September 30, 2025 pursuant to the terms of the C-Twelve Agreement that the Company through its wholly-owned subsidiary Verde Renewables, Inc. entered into with C-Twelve on May 19, 2025
Issuance of restricted common shares	200,000	50,000	3,905,555	9,655,542		4,444,445
Issuance of restricted common shares, value						$ 400,000
Issuance of restricted common shares price per share						$ 0.09
Eric Bava [Member]
Remaining restricted shares to be issued					60,000
One US shareholders [Member]
Issuance of restricted common shares						3,300,000
Issuance of restricted common shares, value						$ 264,000
Issuance of restricted common shares price per share						$ 0.08
National Center Asphalt Technology [Member]
Quarterly committed payments description						for period from July 2025 to September 2026 to support a 3-year Performance Testing Project titled “Structural Capacity of Sustainable Pavement” pursuant to an agreement entered with The National Center for Asphalt Technology at Auburn University (“NCAT”) on June 27, 2024
National Center Asphalt Technology [Member] | Period from July 2025 to September 2026
Per quarter advance payment					$ 62,500	$ 62,500
Agreement date					Jun. 27, 2024	Jun. 27, 2024
Service and Stock Cancellation Agreement [Member]
Remaining restricted shares to be issued								4,656,550
Restricted stock committed to be canceled					375,000	375,000
First tranche [Member]
Remaining restricted shares to be issued							1,350,000
Third tranche [Member]
Remaining restricted shares to be issued							1,350,000